Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - USD ($)	Total	Direct Offering	At-The-Market Offering	Private Placement	Registered Direct Offering Priced At-the-market and Concurrent Private Placement	Share Capital	Share Capital Previously Reported [Member]	Share Capital Direct Offering	Share Capital At-The-Market Offering	Share Capital Private Placement	Share Capital Registered Direct Offering Priced At-the-market and Concurrent Private Placement	Warrants	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Deficit	Equity Attributable to Equity Holders of the Corporation	Equity Attributable to Equity Holders of the Corporation Direct Offering	Equity Attributable to Equity Holders of the Corporation At-The-Market Offering	Equity Attributable to Equity Holders of the Corporation Private Placement	Equity Attributable to Equity Holders of the Corporation Registered Direct Offering Priced At-the-market and Concurrent Private Placement	Equity Attributable to Non-controlling Interest
Beginning balance at Mar. 31, 2020	$ 102,962,406					$ 181,970,882						$ 3,997,402	$ 57,565,035	$ (15,530,981)	$ (125,039,932)	$ 102,962,406
Beginning balance, shares at Mar. 31, 2020						2,838,233
Net loss for the period	(124,264,230)														(123,170,020)	(123,170,020)					$ (1,094,210)
Other comprehensive loss for the period	6,737,947													6,963,875		6,963,875					(225,928)
Total comprehensive loss for the period	(117,526,283)													6,963,875	(123,170,020)	(116,206,145)					(1,320,138)
Contributions by and distribution to equity holders
Share-based payment	9,885,138												9,885,138			9,885,138
Warrants in exchange of services rendered by non-employees	1,903,571											1,903,571				1,903,571
Share options exercised, shares						142,909
Share options exercised	7,478,960					$ 10,992,879							(3,513,919)			7,478,960
DSUs released, shares						1,381
DSUs released						$ 98,093							(98,093)
RSUs released, net of withholding taxes, shares						16,414
RSUs released, net of withholding taxes	(717,135)					$ 3,402,824							(4,119,959)			(717,135)
Restricted shares issued, shares						850
Restricted shares issued						$ 92,846							(92,846)
Shares issued during period, shares			154,619					136,389	154,619	462,963	785,715
Shares issued during period, amount		$ 12,017,902	$ 13,069,149	$ 21,608,448	$ 45,769,954			$ 12,017,902	$ 13,069,149	$ 21,608,448	$ 45,769,954						$ 12,017,902	$ 13,069,149	$ 21,608,448	$ 45,769,954
Business combinations, shares						192,617
Business combinations	41,093,199					$ 17,595,505										17,595,505					23,497,694
Total contributions by and distribution to equity holders, shares						1,893,857
Total contributions by and distribution to equity holders	152,109,186					$ 124,647,600						1,903,571	2,060,321			128,611,492					23,497,694
Ending balance at Mar. 31, 2021	137,545,309					$ 306,618,482						5,900,973	59,625,356	(8,567,106)	(248,209,952)	115,367,753					22,177,556
Ending balance, shares at Mar. 31, 2021						4,732,090
Net loss for the period	(30,957,782)														(28,020,491)	(28,020,491)					(2,937,291)
Other comprehensive loss for the period	(716,506)													(716,506)		(716,506)
Total comprehensive loss for the period	(31,674,288)													(716,506)	(28,020,491)	(28,736,997)					(2,937,291)
Contributions by and distribution to equity holders
Share-based payment	5,237,918												5,237,918			5,237,918
Warrants in exchange of services rendered by non-employees	$ 153,650											153,650				153,650
Share options exercised, shares	6,429
RSUs released, net of withholding taxes, shares						47,051
RSUs released, net of withholding taxes	$ (978,117)					$ 5,568,679							(6,546,796)			(978,117)
Total contributions by and distribution to equity holders, shares						47,051
Total contributions by and distribution to equity holders	4,413,451					$ 5,568,679						153,650	(1,308,878)			4,413,451
Ending balance at Sep. 30, 2021	110,284,472					$ 312,187,161						6,054,623	58,316,478	(9,283,612)	(276,230,443)	91,044,207					19,240,265
Ending balance, shares at Sep. 30, 2021						4,779,141
Beginning balance at Mar. 31, 2021	137,545,309					$ 306,618,482						5,900,973	59,625,356	(8,567,106)	(248,209,952)	115,367,753					22,177,556
Beginning balance, shares at Mar. 31, 2021						4,732,090
Net loss for the period	(84,424,529)														(74,971,745)	(74,971,745)					(9,452,784)
Other comprehensive loss for the period	750,248													752,943		752,943					(2,695)
Total comprehensive loss for the period	(83,674,281)													752,943	(74,971,745)	(74,218,802)					(9,455,479)
Contributions by and distribution to equity holders
Share-based payment	7,816,845												7,816,845			7,816,845
Warrants in exchange of services rendered by non-employees	178,917											178,917				178,917
RSUs released, net of withholding taxes, shares						108,079
RSUs released, net of withholding taxes	(1,411,515)					$ 10,050,319							(11,461,834)			(1,411,515)
Shares issued during period, shares								714,287
Shares issued during period, amount		$ 382,324						$ 382,324									$ 382,324
Total contributions by and distribution to equity holders, shares						822,366
Total contributions by and distribution to equity holders	6,966,571					$ 10,432,643						178,917	(3,644,989)			6,966,571
Ending balance at Mar. 31, 2022	60,837,599					$ 317,051,125						6,079,890	55,980,367	(7,814,163)	(323,181,697)	48,115,522					12,722,077
Ending balance, shares at Mar. 31, 2022						5,560,829	5,554,456
Beginning balance at Jun. 30, 2021	122,860,418					$ 310,780,282						5,993,658	57,565,128	(6,590,544)	(265,117,580)	102,630,944					20,229,474
Beginning balance, shares at Jun. 30, 2021						4,773,750
Net loss for the period	(12,102,072)														(11,112,863)	(11,112,863)					(989,209)
Other comprehensive loss for the period	(2,693,068)													(2,693,068)		(2,693,068)
Total comprehensive loss for the period	(14,795,140)													(2,693,068)	(11,112,863)	(13,805,931)					(989,209)
Contributions by and distribution to equity holders
Share-based payment	2,157,649												2,157,649			2,157,649
Warrants in exchange of services rendered by non-employees	60,965											60,965				60,965
RSUs released, net of withholding taxes, shares						5,391
RSUs released, net of withholding taxes	580					$ 1,406,879							(1,406,299)			580
Total contributions by and distribution to equity holders, shares						5,391
Total contributions by and distribution to equity holders	2,219,194					$ 1,406,879						60,965	751,350			2,219,194
Ending balance at Sep. 30, 2021	110,284,472					$ 312,187,161						6,054,623	58,316,478	(9,283,612)	(276,230,443)	91,044,207					19,240,265
Ending balance, shares at Sep. 30, 2021						4,779,141
Beginning balance at Mar. 31, 2022	60,837,599					$ 317,051,125						6,079,890	55,980,367	(7,814,163)	(323,181,697)	48,115,522					12,722,077
Beginning balance, shares at Mar. 31, 2022						5,560,829	5,554,456
Net loss for the period	(43,792,187)														(35,181,808)	(35,181,808)					(8,610,379)
Other comprehensive loss for the period	(6,493,641)													(6,493,641)		(6,493,641)
Total comprehensive loss for the period	(50,285,828)													(6,493,641)	(35,181,808)	(41,675,449)					(8,610,379)
Contributions by and distribution to equity holders
Share-based payment	1,826,983												1,826,983			1,826,983
Common shares issued in connection with debt financing (shares)						409,435
Common shares issued in connection with debt financing	645,921					$ 645,921										645,921
Warrants exercised (shares)						384,446
Warrants exercised	1,769,000					$ 1,769,000										1,769,000
RSUs released, net of withholding taxes, shares						216,658
RSUs released, net of withholding taxes	802,720					$ 2,303,859							(1,501,139)			802,720
Shares issued during period, shares								1,945,526
Total contributions by and distribution to equity holders, shares						2,956,065
Total contributions by and distribution to equity holders	5,044,624					$ 4,718,780							325,844			5,044,624
Ending balance at Sep. 30, 2022	15,596,395					$ 321,769,905						6,079,890	56,306,211	(14,307,804)	(358,363,505)	11,484,697					4,111,698
Ending balance, shares at Sep. 30, 2022						8,516,894
Beginning balance at Jun. 30, 2022	53,778,639					$ 318,921,917						6,079,890	56,346,589	(10,605,642)	(327,466,047)	43,276,707					10,501,932
Beginning balance, shares at Jun. 30, 2022						7,614,434
Net loss for the period	(37,287,692)														(30,897,458)	(30,897,458)					(6,390,234)
Other comprehensive loss for the period	(3,702,162)													(3,702,162)		(3,702,162)
Total comprehensive loss for the period	(40,989,854)													(3,702,162)	(30,897,458)	(34,599,620)					(6,390,234)
Contributions by and distribution to equity holders
Share-based payment	639,883												639,883			639,883
Common shares issued in connection with debt financing (shares)						409,435
Common shares issued in connection with debt financing	645,921					$ 645,921										645,921
Warrants exercised (shares)						384,446
Warrants exercised	1,769,000					$ 1,769,000										1,769,000
RSUs released, net of withholding taxes, shares						108,579
RSUs released, net of withholding taxes	(247,194)					$ 433,067							(680,261)			(247,194)
Total contributions by and distribution to equity holders, shares						902,460
Total contributions by and distribution to equity holders	2,807,610					$ 2,847,988							(40,378)			2,807,610
Ending balance at Sep. 30, 2022	$ 15,596,395					$ 321,769,905						$ 6,079,890	$ 56,306,211	$ (14,307,804)	$ (358,363,505)	$ 11,484,697					$ 4,111,698
Ending balance, shares at Sep. 30, 2022						8,516,894